Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2023	79,086
Balance at Dec. 31, 2023	$ 79	$ 110,127,044	$ (104,363,785)	$ 5,763,338
Sale of common stock and warrants for cash (in shares)	195,561
Sale of common stock and warrants for cash	$ 196	21,398,187	0	21,398,383
Issuance of common stock upon warrant exercise (in shares)	144,343
Issuance of common stock upon warrant exercise	$ 144	2,366,989	0	$ 2,367,133
Issuance of common stock for services (in shares)	268			268
Issuance of common stock for services	$ 0	37,500	0	$ 37,500
Fractional share roundup following reverse split (in shares)	2,217
Fractional share roundup following reverse split	$ 2	(2)	0	0
Stock option expense	0	474,477	0	474,477
Net loss	$ 0	0	(24,992,296)	(24,992,296)
Balance (in shares) at Dec. 31, 2024	421,475
Balance at Dec. 31, 2024	$ 421	134,404,195	(129,356,081)	5,048,535
Sale of common stock and warrants for cash (in shares)	1,212,459
Sale of common stock and warrants for cash	$ 1,213	18,922,959	0	18,924,172
Issuance of common stock upon warrant exercise (in shares)	93,005
Issuance of common stock upon warrant exercise	$ 93	156,116	0	$ 156,209
Issuance of common stock for services (in shares)	5,208			5,208
Issuance of common stock for services	$ 5	49,995	0	$ 50,000
Stock option expense	0	1,110,987	0	1,110,987
Net loss	$ 0	0	(21,464,771)	(21,464,771)
Balance (in shares) at Dec. 31, 2025	1,732,147
Balance at Dec. 31, 2025	$ 1,732	$ 154,644,252	$ (150,820,852)	$ 3,825,132